Average Annual Total Returns		12 Months Ended	15 Months Ended
	Aug. 06, 2025	Dec. 31, 2024	Dec. 31, 2024
Share Class
Prospectus [Line Items]
Average Annual Return, Percent		1.09%	9.84%
Performance Inception Date	Sep. 26, 2023
Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.85%	9.57%
Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.92%	7.55%
MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deductions for account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	11.58%